SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	511,299
Number of RSUs outstanding, Ending of the period	7,214,819	511,299
Restricted Stock Units Rsu [Member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	614,666	634,997
Exercised	(448,660)	(199,998)
Forfeited		(68,333)
Issued	348,826	248,000
Number of RSUs outstanding, Ending of the period	514,832	614,666